RECOVERABLE VALUE OF LONG-TERM ASSETS - Reversal or recognition of Impairment loss Generation Segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	R$ 2,689,823
Balance at end of the year	1,847,079	R$ 2,689,823
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	2,620,752	6,964,625
Additions/ (Reversals)	956,492	(235,898)
Write-Offs	(33,160)
Transfers	(1,767,436)	(71,007)
Effects of deconsolidation - Eletronuclear		(4,508,764)
Balance at end of the year	1,776,648	2,620,752
Generation | UTE Candiota
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	1,043,193
Additions/ (Reversals)	(225)
Transfers	(1,042,968)
Balance at end of the year		1,043,193
Generation | UTE Santa Cruz
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	567,253	279,379
Additions/ (Reversals)		(287,874)
Transfers	(567,253)
Balance at end of the year		567,253
Generation | UTE Candiota Phase B
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	276,877	305,778
Additions/ (Reversals)	(396)	23,684
Transfers	(276,481)
Balance at end of the year		276,877
Generation | Eolica Casa Nova I
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	234,733	257,579
Additions/ (Reversals)	31,522	22,846
Balance at end of the year	266,255	234,733
Generation | UHE Batalha
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	78,651	148,953
Additions/ (Reversals)	(3,304)	70,302
Balance at end of the year	75,347	78,651
Generation | UTE Maua Bloco 4
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	49,372	49,372
Balance at end of the year	49,372	49,372
Generation | UTE Aparecide Oleo
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	46,258	46,258
Balance at end of the year	46,258	46,258
Generation | UTE Maua Bloco 1
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	41,040	41,040
Balance at end of the year	41,040	41,040
Generation | PCH Funil
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	39,098
Additions/ (Reversals)	(39,098)	(39,098)
Balance at end of the year		39,098
Generation | Eolica Ventos de Angelim S.A.
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	31,914
Additions/ (Reversals)		(31,914)
Write-Offs	(31,914)
Balance at end of the year		31,914
Generation | PCH Pedra
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	12,445
Additions/ (Reversals)	9,402	(12,445)
Balance at end of the year	21,847	12,445
Generation | Elica Coxilha Negra
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions/ (Reversals)	591,926
Balance at end of the year	591,926
Generation | Samuel HPP
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions/ (Reversals)	261,886
Balance at end of the year	261,886
Generation | Coaracy Nunes HPP
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		71,007
Transfers		(71,007)
Generation | PCH Joao Borges
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions/ (Reversals)	57,523
Balance at end of the year	57,523
Generation | PCH Rio Chapeu
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions/ (Reversals)	48,392
Balance at end of the year	48,392
Generation | Others
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	199,918	200,925
Additions/ (Reversals)	(59,617)	6,224
Write-Offs	(1,246)
Transfers	62,715
Balance at end of the year	201,770	199,918
Generation | UTN Angra 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		4,508,764
Effects of deconsolidation - Eletronuclear		(4,508,764)
Generation | TPP Candiota
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	1,043,193	1,054,306
Additions/ (Reversals)		11,113
Balance at end of the year		1,043,193
Generation | Eolica Coxilha Seca
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		1,264
Additions/ (Reversals)	47,358	R$ 1,264
Balance at end of the year	47,358
Generation | Ibirapuit
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions/ (Reversals)	11,123
Transfers	56,551
Balance at end of the year	R$ 67,674